Schedule of Long-Lived Assets by Geography (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Long-lived assets	$ 35,316,702	$ 54,892,191	$ 90,024,796
UNITED STATES
Disaggregation of Revenue [Line Items]
Long-lived assets	5,592,080	8,271,360	48,081,926
Non-US [Member]
Disaggregation of Revenue [Line Items]
Long-lived assets	$ 29,724,622	$ 46,620,831	$ 41,942,870